Pensions and Other Post-Retirement Benefits - Weighted Average Asset Allocation by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	37.00%	36.00%
Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	54.00%	55.00%
Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	9.00%	9.00%
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
The Netherlands [Member] | Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	22.00%	23.00%
The Netherlands [Member] | Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	62.00%	61.00%
The Netherlands [Member] | Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	16.00%	16.00%
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
United States [Member] | Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	60.00%	60.00%
United States [Member] | Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	40.00%	39.00%
United States [Member] | Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations		1.00%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
Other [Member] | Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	47.00%	44.00%
Other [Member] | Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	49.00%	52.00%
Other [Member] | Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	4.00%	4.00%